EQUIPMENT - NET	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5. EQUIPMENT - NET

Equipment, net consists of the following as of September 30, 2011 and December 31, 2010:

	September 30,	December 31,
	2011	2010
Motor vehicles	$1,976	$-
Machinery and equipment	132,979	21,793
Less accumulated depreciation	(66)	-

Total equipment - net	$134,889	$21,793

Machinery and equipment is stated at cost and depreciated on a straight-line basis over an estimated useful life of 10 years.  The machinery and equipment is currently classified as ‘construction in process’ and it is the Company’s policy to begin depreciation once the asset is placed into service.  Depreciation expense for the three and nine months ended September 30, 2011 and 2010 was $66 and zero, respectively.

4. EQUIPMENT - NET

Equipment, net consists of the following as of December 31, 2010:

2010

Machinery and equipment	$21,793
Less accumulated depreciation	-

Total equipment - net	$21,793

Machinery and equipment is stated at cost and depreciated on a straight-line basis over an estimated useful life of 10 years.  The machinery and equipment is currently classified as ‘construction in process’ and it is the Company’s policy to begin depreciation once the asset is placed into service.  Depreciation expense for the year ended December 31, 2010 amounted to zero.